SHARE-BASED PAYMENTS - Common Stock Warrants - General Information (Details) - USD ($)			1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	May 10, 2022	May 13, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Jun. 30, 2023	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 11, 2023	Nov. 29, 2022	Dec. 31, 2020
SHARE-BASED PAYMENTS
Exercise price per share						$ 95
Aggregate shares of stock options granted						51,086			1,093
Option outstanding exercise price (in dollars per share)						$ 362.11		$ 362.11	$ 9,053			$ 5,850
Option outstanding exercise price						$ 362.11		$ 362.11	$ 9,053			$ 5,850
Weighted average duration (Years)						5 years		7 years
Class of warrant or right, warrants issued			142	13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						51,086			1,093
Warrants value			$ 1,622,350	$ 145,696
IPO
SHARE-BASED PAYMENTS
Warrants issued		1,111
Over-Allotment Option [Member]
SHARE-BASED PAYMENTS
Warrants issued		145
July 22 notes | Securities purchase agreement
SHARE-BASED PAYMENTS
Exercise price per share								$ 380
July 28 notes
SHARE-BASED PAYMENTS
Warrants issued								1,106
July 28 notes | Securities purchase agreement
SHARE-BASED PAYMENTS
Exercise price per share								$ 282.50
Underwriters Warrants
SHARE-BASED PAYMENTS
Warrants issued	598
Exercise price per share	$ 812.50
Percentage of initial exercise price representing the public offering price	130.00%
Pre-funded warrants
SHARE-BASED PAYMENTS
Warrants issued										32,086
Aggregate shares of stock options granted						32,086			66,007
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						32,086			66,007
Pre-funded warrants | Securities purchase agreement
SHARE-BASED PAYMENTS
Warrants issued											66,007
Class B Warrants
SHARE-BASED PAYMENTS
Aggregate shares of stock options granted								72,727
Option outstanding exercise price (in dollars per share)								$ 131.25
Option outstanding exercise price								$ 131.25
Weighted average duration (Years)								5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								72,727
Class C Warrants
SHARE-BASED PAYMENTS
Aggregate shares of stock options granted								72,727
Option outstanding exercise price (in dollars per share)								$ 131.25
Option outstanding exercise price								$ 131.25
Weighted average duration (Years)								13 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								72,727
Placement Agent Warrant
SHARE-BASED PAYMENTS
Exercise price per share						$ 3,050.35		$ 172
Aggregate shares of stock options granted						3,831		5,455
Weighted average duration (Years)						5 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						3,831		5,455
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable Contractual Term								180 days
Aggregate Warrant
SHARE-BASED PAYMENTS
Warrants issued						6,095			18,779
Exercise price of additional units						$ 131.25		$ 106.50
Warrant to purchase common stock fair value								$ 164,200
Merchant Cash Advance
SHARE-BASED PAYMENTS
Warrants issued								1,760
Exercise price of additional units								$ 125
Common stock | July 22 notes | Securities purchase agreement
SHARE-BASED PAYMENTS
Warrants issued								1,645
Common stock warrants | IPO
SHARE-BASED PAYMENTS
Exercise price per share		$ 12,975						$ 11,425
Class of warrant or right, warrants issued		48						964
Percentage of warrants exercise price							110.00%
Warrants expiration term		5 years						5 years
Common stock warrants | Over-Allotment Option [Member]
SHARE-BASED PAYMENTS
Class of warrant or right, warrants issued								145
Common stock warrants | April notes
SHARE-BASED PAYMENTS
Warrants issued								503
Exercise price per share								$ 3,050.00
Common Stock Warrants, Venture Debt Lender
SHARE-BASED PAYMENTS
Exercise price per share					$ 10,375
Class of warrant or right, warrants issued					48